SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Fair Value, Recurring [Member] - DT Cloud Acquisition Corporation [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and Investments held in trust account	$ 9,058,036	$ 72,345,071
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and Investments held in trust account	9,058,036	72,345,071
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and Investments held in trust account
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and Investments held in trust account